Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Summary of Company's Quarterly Operating Results

The following table provides a summary of the Company’s quarterly operating results for the years ended December 31, 2016 and 2015 (in thousands):

	2016 Quarters
	1st	2nd	3rd	4th

Net operating revenues	$549,551	$529,737	$543,939	$515,240

Net income (loss)	$(4,687)	$(243,966)	$(6,452)	$(90,092)
Less: Net income (loss) attributable to noncontrolling interests	315	1,095	507	574
Net income (loss) attributable to Quorum Health Corporation	$(5,002)	$(245,061)	$(6,959)	$(90,666)

Earnings (loss) per share attributable to Quorum Health Corporation stockholders:
Basic and diluted	$(0.18)	$(8.63)	$(0.24)	$(3.19)
Weighted-average common shares outstanding:
Basic and diluted	28,412,054	28,412,720	28,413,532	28,416,801

	2015 Quarters
	1st	2nd	3rd	4th

Net operating revenues	$547,617	$538,352	$543,143	$558,226

Net income (loss)	$5,824	$2,205	$(4,075)	$781
Less: Net income (loss) attributable to noncontrolling interests	(375)	775	1,638	1,360
Net income (loss) attributable to Quorum Health Corporation	$6,199	$1,430	$(5,713)	$(579)

Earnings (loss) per share attributable to Quorum Health Corporation stockholders:
Basic and diluted	$0.22	$0.05	$(0.20)	$(0.02)
Weighted-average common shares outstanding:
Basic and diluted	28,412,054	28,412,054	28,412,054	28,412,054